Note 21	6 Months Ended
Jun. 30, 2024
Financial liabilities at amortised cost [Abstract]
Disclosure of Financial liabilities at amortised cost [Text Block]	Financial liabilities at amortized costBreakdown of the balance
The breakdown of the balance under these headings in the condensed consolidated balance sheets is as follows:

Financial liabilities at amortized cost (Millions of Euros)
	Notes	June 2024	December 2023
Deposits		480,420	473,835
Deposits from central banks		15,638	20,309
Demand deposits		135	159
Time deposits and other		8,168	12,203
Repurchase agreement		7,334	7,947
Deposits from credit institutions		33,798	40,039
Demand deposits		8,767	6,629
Time deposits and other		14,794	12,871
Repurchase agreement		10,237	20,539
Customer deposits		430,984	413,487
Demand deposits		316,246	317,543
Time deposits and other		100,921	91,740
Repurchase agreement		13,816	4,204
Debt certificates issued		69,061	68,707
Other financial liabilities		16,271	15,046
Total	7	565,752	557,589
As of June 30, 2024 all drawdowns of the TLTRO III program have been repaid. As of December 31, 2023, the amount recorded in "Deposits from central banks - Time deposits and other" included the drawdowns of the TLTRO III facilities of the ECB, mainly by BBVA, S.A., amounting to €3,660 million.
Deposits from credit institutions
The breakdown by geographical area and the nature of the related instruments of this heading in the condensed consolidated balance sheets is as follows:

Deposits from credit institutions (Millions of Euros)
	Demand deposits	Time deposits and others ⁽¹⁾	Repurchase agreements	Total
June 2024
Spain	1,965	2,988	621	5,574
Mexico	733	808	26	1,566
Turkey	673	769	190	1,632
South America	349	2,282	—	2,630
Rest of Europe	4,119	3,268	9,325	16,712
Rest of the world	929	4,679	76	5,684
Total	8,767	14,794	10,237	33,798
December 2023
Spain	1,252	2,434	899	4,585
Mexico	789	642	—	1,431
Turkey	16	535	37	587
South America	416	2,242	—	2,659
Rest of Europe	3,011	2,742	19,344	25,097
Rest of the world	1,145	4,277	259	5,681
Total	6,629	12,871	20,539	40,039
(1) Subordinated deposits are included amounting to €48 million and €35 million as of June 30, 2024 and December 31, 2023, respectively.
Customer deposits
The breakdown by geographical area and the nature of the related instruments of this heading in the condensed consolidated balance sheets is as follows:

Customer deposits (Millions of Euros)
	Demand deposits	Time deposits and others	Repurchase agreements	Total
June 2024
Spain	178,807	23,615	9,045	211,467
Mexico	72,051	13,598	736	86,385
Turkey	21,208	23,294	2,553	47,054
South America	28,459	19,193	—	47,652
Rest of Europe	14,222	15,910	1,482	31,614
Rest of the world	1,499	5,312	—	6,812
Total	316,246	100,922	13,816	430,984
December 2023
Spain	179,825	17,952	4	197,780
Mexico	76,122	15,067	1,638	92,828
Turkey	20,423	21,485	1,331	43,239
South America	26,888	17,349	—	44,237
Rest of Europe	12,863	16,257	1,231	30,350
Rest of the world	1,422	3,630	—	5,052
Total	317,543	91,740	4,204	413,487
Debt certificates
The breakdown of the balance under this heading, by type of financial instrument and by currency, is as follows:

Debt certificates issued (Millions of Euros)
	June 2024	December 2023
In Euros	40,289	44,622
Promissory bills and notes	2,521	5,416
Non-convertible bonds and debentures	19,022	16,256
Covered bonds	5,691	6,734
Hybrid financial instruments ⁽¹⁾	632	800
Securitization bonds	2,119	2,168
Wholesale funding	3,073	6,182
Subordinated liabilities	7,232	7,066
Convertible perpetual certificates	2,750	3,000
Other non-convertible subordinated liabilities	4,482	4,066
In foreign currencies	28,772	24,086
Promissory bills and notes	923	336
Non-convertible bonds and debentures	10,568	8,684
Covered bonds	101	99
Hybrid financial instruments ⁽¹⁾	4,754	4,722
Securitization bonds	—	—
Wholesale funding	1,956	1,479
Subordinated liabilities	10,470	8,766
Convertible perpetual certificates	2,804	2,715
Other non-convertible subordinated liabilities	7,666	6,051
Total	69,061	68,707
(1) Corresponds to structured note issuances with embedded derivatives that have been segregated according to IFRS 9.
Other financial liabilities
The breakdown of the balance under this heading in the condensed consolidated balance sheets is as follows:

Other financial liabilities (Millions of Euros)
	June 2024	December 2023
Lease liabilities	1,455	1,507
Creditors for other financial liabilities	3,575	3,439
Collection accounts	4,672	3,642
Creditors for other payment obligations	6,569	6,458
Total	16,271	15,046